Financial risk management (Tables)	6 Months Ended
Jun. 30, 2024
Financial risk management
Schedule of disclosure of the Group's current facilities

As of 30 June 2024

EUR Millions	Utilised	Unused

Secured
New Debt Facility (RCF + term loan)	262	188
New Debt Facility - Guarantee	64	36
Total New Debt Facility	326	224
P-Class Facility	-	425
M-Class Facility (USD 436 million)	-	403

Unsecured
HoldCo Facility	80	-
Total (excluding Guarantee facility)	342	1,016

Schedule of changes in lease liabilities and change in debts to credit institutes during the year

EUR’000	30 June 2024	30 June 2023
Debt to credit institutions at 1 January	(205,572)	(115,002)
New loan	(130,000)	-
Loan fees	499	-
Interest expense (non-cash)	(4,300)	(409)
Debt to credit institutions at 30 June	(339,372)	(115,411)

Schedule of fair value of derivatives

EUR’000	30 June 2024	31 December 2023

Derivative assets measured at fair value
Interest rate swap - recycled through OCI	397	338
Interest rate swap	441	-
FX forward contracts	1,950	-
Time value through OCI	2,682	-
Total derivative assets	5,470	338

Derivative liabilities measured at fair value
Interest rate swap	3,609	11,789
FX forward contracts	-	5,338
Option collars	-	810
Time value through OCI	120	3,621
Derivatives ineffective hedges	-	403
Total derivative liabilities	3,729	21,961